Debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Debt	Debt
Debt outstanding consists of the following:

	June 30, 2026	December 31, 2025
Revolver	$—	$3,000
Less revolver issuance costs	—	(103)
Loans payable, current	—	2,897

Convertible Note (1)	64,157	61,008
Embedded derivative (2)	164	142
Less issuance costs on convertible debt	(60)	(67)
Loans payable, non-current	64,261	61,083
Total loans payable, current and non-current	$64,261	$63,980
(1) The Convertible Note balance is comprised of the following:

	June 30, 2026	December 31, 2025
Initial measurement which represents the gross proceeds received less fair value of the embedded derivative	$50,260	$50,260
PIK notes issued	8,556	6,767
Accrued PIK interest	161	167
Accretion of discount on issuance	5,180	3,814
Convertible Note	$64,157	$61,008
(2) Represents the embedded derivative included within the Convertible Note that is bifurcated and stated at fair value at June 30, 2026 and December 31, 2025.
Revolver
On February 24, 2026, at the Company's request, the Company entered into an eighth amendment to a secured revolving line of credit facility (the “Revolver”) with Bank of America (the “Eighth Amendment”). The Eighth Amendment reduced the revolving commitment from $50,000 to $15,000 and the parties agreed that no further Revolver Loans or Letters of Credit could be made under the facility without the prior written consent of Bank of America. In addition, the Eighth Amendment provided for scheduled repayments of the outstanding Revolver Loans beginning on February 27, 2026 and required that all remaining obligations under the facility be cash collateralized in a manner satisfactory to Bank of America by no later than April 30, 2026.
In connection with the Eighth Amendment, the Company repaid all Revolver Loan amounts that had been outstanding under the Revolver, including principal and accrued interest totaling $4,608. As of June 30, 2026, there were no outstanding Revolver Loan borrowings under the Revolver. In addition, as of June 30, 2026, the Company did not have borrowing availability under the Revolver, absent the prior written consent of Bank of America. The Company wrote off the remaining unamortized Revolver issuance costs during the six months ended June 30, 2026. As of June 30, 2026, the Company maintained restricted cash of $220 related to collateral provided to support the Company’s Bank of America letter of credit program.
Subsequent to June 30, 2026, on July 10, 2026, the Company provided to Bank of America, and Bank of America accepted, a Payoff Confirmation Letter wherein the Company confirmed the Company’s intent to terminate the Revolver and the “Loan Documents” related to the Revolver (the “Payoff Letter”). The Payoff Letter includes Bank of America’s confirmation and agreement that upon the Company's delivery to Bank of America of the amounts set forth in the Payoff Letter including $1,390 to serve as cash collateral with respect to outstanding letters of credit, and the payment of certain other expenses, all Company obligations under the Revolver would be satisfied in full, the “Loan Documents” relating to the Revolver would terminate and be of no further force or effect, the Company would have no further obligations under the Loan Documents relating to the Revolver, and all guarantees granted in favor of Bank of America with respect to the Revolver would irrevocably terminate.
The Company subsequently delivered, pursuant to the terms set forth in the Payoff Letter, the amounts set forth therein, resulting in the satisfaction in full of all Company obligations under the Loan Documents relating to the Revolver and the termination of the Revolver and all Loan Documents, obligations and guarantees relating to the Revolver. Of the amounts delivered to Bank of America, $1,390 was posted as cash collateral with respect to outstanding letters of credit issued to third parties by Bank of America that remain in force and effect for the Company’s benefit, representing restricted cash of the Company.
Convertible Note
In December 2023, the Company issued a senior secured convertible note, in the principal amount of $65,000 (the “Convertible Note”) with a stated maturity of December 13, 2028. The Convertible Note bears (i) cash interest at the rate of 5.00% per annum and (ii) paid-in-kind interest ("PIK") at the rate of 5.00% per annum, payable by issuing additional notes. References herein to "Notes" reference the Convertible Note together with any additional notes issued in connection with the PIK interest. Both the cash interest and PIK interest are payable semiannually on June 15 and December 15 of each year.
During the six months ended June 30, 2026 and 2025, cash interest of $1,789 and $1,703, respectively, was paid. PIK interest is payable by issuing additional notes in an amount equal to the applicable amount of PIK interest for the interest period. In prior years, the Company issued additional Notes in the aggregate amount of $6,767 representing PIK interest, and on June 15, 2026, the Company issued an additional note for PIK interest in the amount of $1,789.
The Notes are senior secured obligations of the Issuer and mature on December 13, 2028, unless earlier redeemed, repurchased or converted. The conversion rate is $1.214 per share. The Notes are convertible at the option of the Holder at any time until the outstanding principal amount (including any accrued and unpaid interest) has been paid in full. Subject to the terms of Notes, the Holder may elect to receive the Company's American Depositary Shares (“ADS”) in lieu of the Company’s ordinary shares, par value $0.001 per share, (the “Ordinary Shares”), upon conversion of the Notes.
The Notes contain certain representations, warranties, events of default, and negative covenants that limit, without consent of the holder(s) of the Convertible Note, the Company's ability, among other things, to incur additional indebtedness, sell or acquire assets, undertake capital expenditures, and enter into certain transactions with third parties. As of June 30, 2026 and December 31, 2025, the Company believes it was in material compliance with all Convertible Note covenants.
Certain features of the Convertible Note, including the conversion option, redemption at the holder's election upon occurrence of Fundamental Change events as specified in the Convertible Note, and acceleration of amounts due under the Convertible Note upon an event of default require, bifurcation and separate accounting as a single embedded derivative (the “Embedded Derivative”) from the Convertible Note pursuant to ASC 815, Derivatives and Hedging ("ASC 815"). The Embedded Derivative is measured at fair value utilizing Level 3 inputs under the fair value measurement hierarchy (refer to Note 2. Summary of Significant Accounting Policies for additional details) on the date of issuance and at the end of each reporting period.
As of June 30, 2026 and December 31, 2025, the Embedded Derivative is included in non-current loans payable in the unaudited consolidated balance sheets. At issuance, the Company recorded an initial debt discount of $14,740 related to the initial fair value of the Embedded Derivative. The debt discount is amortized to interest expense using the effective interest method over the expected term of the Convertible Notes.
During the six months ended June 30, 2026 and 2025, the Company recognized a loss of $22 and a gain of $2,143, respectively, on remeasurement of the Embedded Derivative in the unaudited consolidated statements of operations, calculated as the change in the fair value of the Embedded Derivative as of the end of the respective periods.
The Company measures the fair value of the Embedded Derivative using a Monte Carlo simulation in which the fair value of the Convertible Note is calculated on a with‑and‑without basis to isolate the value attributable to the conversion feature. Redemption cash flows are discounted using a credit‑risk‑adjusted rate, and as‑converted equity values are discounted using the risk‑free rate. Key valuation inputs for the Level 3 Embedded Derivative include the Company’s ADS price, expected volatility, remaining term, risk-free rate, and credit-risk-adjusted discount rate. As of June 30, 2026 and December 31, 2025, the fair value of the Embedded Derivative was $164 and $142, respectively. The fair value of the Convertible Note was $48,373 and $54,565 as of June 30, 2026 and December 31, 2025, respectively.
The following table summarizes the debt maturities as of June 30, 2026:

Remainder of 2026	$—
2027	—
2028 (1)	73,717
Total	$73,717
(1) Debt maturing in 2028 represents the Convertible Note with a maturity value of $65,000, additional PIK Notes issued of $8,556 and accrued PIK interest at June 30, 2026 of $161.